UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2007

                    DATE OF REPORTING PERIOD: APRIL 30, 2007

ITEM 1.    REPORTS TO STOCKHOLDERS.

                         THE ADVISORS' INNER CIRCLE FUND






                                 [LOGO OMITTED]
                                       LSV
                                VALUE EQUITY FUND





                       SEMI-ANNUAL REPORT TO SHAREHOLDERS
                                 APRIL 30, 2007




                      THIS INFORMATION MUST BE PRECEDED OR
                      ACCOMPANIED BY A CURRENT PROSPECTUS.
                 INVESTORS SHOULD READ THE PROSPECTUS CAREFULLY
                                BEFORE INVESTING.

                                 [LOGO OMITTED]
                                       LSV

              MANAGER'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE


The total return of the Fund and the benchmark Russell 1000 Value Index for trailing periods ended April 30, 2007, were as follows:

                                                                                                Since
                           6 Months     1 Year       2 Years       3 Years       5 Years      Inception
                           --------   ----------   -----------   -----------   -----------   -----------
LSV VALUE EQUITY FUND       11.45%      18.55%       21.32%        18.37%        13.31%        11.74%

Russell 1000 Value           9.79%      18.15%       18.21%        16.77%        11.83%         8.12%
S&P 500                      8.60%      15.25%       15.34%        12.25%         8.54%         3.40%

   AS OF 4/30/07; PERIODS LONGER THAN ONE YEAR ARE ANNUALIZED; INCEPTION DATE IS 3/31/99.

Volatility returned to the markets in 2007 as equities rebounded sharply following a significant drop in late February. In the trailing six months, mid cap value stocks performed better than large cap value stocks which contributed positively to our relative returns as the Fund maintains an overweight to the mid-cap segment. The portfolio continues to evolve based on where the model finds the best values and larger capitalization stocks are increasingly ranked as attractive on several valuation metrics. As a result, the portfolio has less of an overweight to mid-cap stocks than in the past.

While the Fund's mid-cap bias certainly contributed to performance over the past 6 months, much of the outperformance can be attributed to security selection across sectors. Security selection was strong within the Industrials, Consumer Discretionary and Financials sectors. Over longer periods of time, the defensive, value characteristics of the portfolio as well as good stock selection are the primary reasons for the outperformance relative to the benchmark.

The portfolio characteristics shown below (as of April 30, 2007) demonstrate the valuation discount of the Fund's portfolio relative to the indices:

                                              Russell 1000       S&P 500
      Characteristic              Fund         Value Index        Index
      --------------             ------       ------------      ---------
      Price/Cash Flow Ratio        8.5x            9.0x           11.6x
      Price/Earnings Ratio        13.2x           14.7x           16.8x
      Price/Book Ratio             2.2x            2.3x            3.0x
      Dividend Yield               2.3x            2.3x            1.8x

LSV seeks attractively priced stocks, relative to the current market environment, using a highly disciplined and risk-controlled investment strategy. We plan to remain fully invested and broadly diversified by sector, industry and individual security.

THE INFORMATION PROVIDED HEREIN REPRESENTS THE OPINION OF THE MANAGER AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS OR INVESTMENT ADVICE.

THE RUSSELL 1000 VALUE INDEX IS A WIDELY-RECOGNIZED, CAPITALIZATION-WEIGHTED (COMPANIES WITH LARGER MARKET CAPITALIZATIONS HAVE MORE INFLUENCE THAN THOSE WITH SMALLER MARKET CAPITALIZATION) INDEX OF U.S. COMPANIES WITH LOWER FORECASTED GROWTH RATES AND PRICE-TO-BOOK RATIOS.

THE S&P 500 INDEX CONSISTS OF 500 STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION. IT IS A MARKET-VALUE WEIGHTED INDEX (STOCK PRICE TIMES NUMBER OF SHARES OUTSTANDING), WITH EACH STOCK'S WEIGHT IN THE INDEX PROPORTIONATE TO ITS MARKET VALUE. THE S&P 500 INDEX IS ONE OF THE MOST WIDELY USED BENCHMARKS OF U.S. EQUITY PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

April 30, 2007                                                       (Unaudited)


SECTOR WEIGHTINGS+:

[BAR GRAPH OMITTED]

32.5%    Financials
13.8%    Energy
11.4%    Consumer Discretionary
 9.9%    Industrial
 7.0%    Information Technology
 6.6%    Healthcare
 6.0%    Materials
 5.4%    Utilities
 3.8%    Telecommunications
 2.9%    Consumer Staples
 0.7%    Repurchase Agreement

+ Percentages are based on total investments.


SCHEDULE OF INVESTMENTS                                        Value
LSV VALUE EQUITY FUND                          Shares          (000)
--------------------------------------------------------------------
COMMON STOCK (99.2%)
AEROSPACE & DEFENSE (1.1%)
   Northrop Grumman                           496,400     $   36,555
                                                          ----------
AIRCRAFT (1.9%)
   Alaska Air Group*                          135,900          4,023
   ExpressJet Holdings*                       918,600          5,484
   Honeywell International                    527,800         28,596
   Lockheed Martin                            267,000         25,669
                                                          ----------
                                                              63,772
                                                          ----------
APPAREL/TEXTILES (0.9%)
   Jones Apparel Group                        534,900         17,860
   VF                                         122,900         10,792
                                                          ----------
                                                              28,652
                                                          ----------
AUTOMOTIVE (1.5%)
   Autoliv                                    149,100          8,670
   Goodyear Tire & Rubber*                    743,000         24,712
   Navistar International*                    292,800         16,260
                                                          ----------
                                                              49,642
                                                          ----------
AUTOPARTS (0.5%)
   ArvinMeritor                               878,500         18,141
                                                          ----------
BANKS (13.1%)
   Astoria Financial                          209,000          5,551
   Bank of America                          1,630,600         82,998
   BB&T                                       342,000         14,234
   Comerica                                   600,100         37,152
   Huntington Bancshares
      Inc/OH                                  458,900         10,178


                                                               Value
                                               Shares          (000)
--------------------------------------------------------------------
   JPMorgan Chase                           1,968,000     $  102,533
   Keycorp                                    812,800         29,001
   National City                            1,235,400         45,154
   Popular                                    326,577          5,490
   Regions Financial                          634,414         22,262
   UnionBanCal                                 98,900          6,080
   US Bancorp                                 610,900         20,984
   Wachovia                                   448,700         24,921
   Washington Mutual                          621,900         26,107
                                                          ----------
                                                             432,645
                                                          ----------
BROADCASTING, NEWSPAPERS & ADVERTISING (0.5%)
   CBS                                        562,800         17,880
                                                          ----------
BUILDING & CONSTRUCTION (0.7%)
   KB Home                                    293,300         12,937
   Masco                                      399,000         10,857
                                                          ----------
                                                              23,794
                                                          ----------
BUSINESS SERVICES (0.1%)
   Avis Budget Group*                          77,780          2,188
                                                          ----------
CHEMICALS (3.1%)
   Dow Chemical                               585,800         26,133
   Eastman Chemical                           191,100         12,937
   EI Du Pont de Nemours                      415,400         20,425
   FMC                                        155,900         11,993
   Lubrizol                                   239,700         14,368
   OM Group*                                   80,100          4,208
   PPG Industries                             189,600         13,951
                                                          ----------
                                                             104,015
                                                          ----------
COMPUTERS & SERVICES (4.2%)
   Applied Materials                        1,848,700         35,532
   Computer Sciences*                         394,500         21,910
   Hewlett-Packard                            459,600         19,368
   International Business
      Machines                                464,900         47,517
   United Online                              344,600          4,973
   Western Digital*                           455,900          8,060
                                                          ----------
                                                             137,360
                                                          ----------
CONSUMER PRODUCTS (1.9%)
   Hasbro                                     668,300         21,125
   Mattel                                   1,460,900         41,343
                                                          ----------
                                                              62,468
                                                          ----------
DIVERSIFIED MANUFACTURING (0.5%)
   Teleflex                                   184,300         13,238
   Tredegar                                   149,400          3,492
                                                          ----------
                                                              16,730
                                                          ----------



    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS
April 30, 2007                                                       (Unaudited)


                                                               Value
LSV VALUE EQUITY FUND                          Shares          (000)
--------------------------------------------------------------------
ELECTRICAL SERVICES (5.2%)
   Alliant Energy                             369,700     $   16,193
   American Electric Power                    743,300         37,328
   FirstEnergy                                183,600         12,566
   OGE Energy                                 240,800          9,256
   PG&E                                       554,300         28,048
   Pinnacle West Capital                      203,400          9,822
   Sempra Energy                               66,500          4,221
   TXU                                        378,100         24,796
   Xcel Energy                              1,160,100         27,947
                                                          ----------
                                                             170,177
                                                          ----------
FINANCIAL SERVICES (8.5%)
   AG Edwards                                 153,200         11,099
   AmeriCredit*                               681,300         17,189
   Bear Stearns                                78,700         12,254
   CIT Group                                  649,900         38,767
   Citigroup                                1,854,100         99,417
   Countrywide Credit Industry                103,400          3,834
   Freddie Mac                                153,700          9,957
   Goldman Sachs Group                        236,100         51,614
   Lehman Brothers Holdings                   150,800         11,352
   Morgan Stanley                             296,300         24,892
                                                          ----------
                                                             280,375
                                                          ----------
FOOD, BEVERAGE & TOBACCO (2.6%)
   Del Monte Foods                          1,226,231         14,224
   Molson Coors Brewing, Cl B                  78,400          7,392
   Pepsi Bottling Group                       668,200         21,924
   PepsiAmericas                              233,400          5,634
   Reynolds American                          179,600         11,541
   SUPERVALU                                  395,600         18,158
   Tyson Foods                                395,700          8,294
                                                          ----------
                                                              87,167
                                                          ----------
GAS/NATURAL GAS (0.2%)
   Nicor                                      143,000          7,327
                                                          ----------
HOTELS & LODGING (0.2%)
   Wyndham Worldwide*                         155,560          5,382
                                                          ----------
HOUSEHOLD PRODUCTS (0.4%)
   Valspar                                    481,500         13,020
                                                          ----------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES (1.0%)
   Furniture Brands International             473,200          7,609
   Leggett & Platt                            444,200         10,448
   Whirlpool                                  148,051         15,698
                                                          ----------
                                                              33,755
                                                          ----------
INSURANCE (10.4%)
   Allstate                                   750,200         46,753
   American Financial Group
      Inc/OH                                  249,450          8,798
   Chubb                                      227,400         12,241
   Cigna                                       50,400          7,842


                                                               Value
                                               Shares          (000)
--------------------------------------------------------------------
   Cincinnati Financial                       269,700     $   12,201
   Hartford Financial Services
   Group                                      192,300         19,461
   Lincoln National                           195,031         13,877
   Loews                                      214,800         10,164
   MBIA                                       219,800         15,289
   Metlife                                    201,400         13,232
   MGIC Investment                            536,900         33,078
   Nationwide Financial Services              227,500         12,997
   Ohio Casualty                              307,519          9,730
   Old Republic International                 355,300          7,557
   Principal Financial Group                  243,800         15,479
   Prudential Financial                       236,600         22,477
   Radian Group                               239,100         13,894
   Safeco                                     636,471         42,478
   Stancorp Financial Group                   136,200          6,483
   Travelers                                  359,204         19,433
                                                          ----------
                                                             343,464
                                                          ----------
LEASING & RENTING (0.6%)
   Ryder System                               165,100          8,691
   United Rentals*                            285,000          9,547
                                                          ----------
                                                              18,238
                                                          ----------
MACHINERY (3.3%)
   Albany International                       148,200          5,676
   Black & Decker                             150,800         13,681
   Caterpillar                                531,700         38,612
   Cummins                                    201,600         18,580
   Deere                                      199,000         21,771
   Johnson Controls                            77,400          7,920
   Stanley Works                               40,600          2,366
   Tecumseh Products*                          32,900            334
                                                          ----------
                                                             108,940
                                                          ----------
MEASURING DEVICES (0.2%)
   MKS Instruments*                           199,717          5,382
                                                          ----------
MULTIMEDIA (0.7%)
   Time Warner                              1,158,500         23,900
                                                          ----------
OFFICE EQUIPMENT (0.4%)
   IKON Office Solutions                      916,900         13,717
                                                          ----------
PETROLEUM & FUEL PRODUCTS (12.2%)
   Anadarko Petroleum                         333,900         15,580
   Chevron                                  1,208,700         94,025
   ConocoPhillips                             830,000         57,560
   Exxon Mobil                              1,721,200        136,629
   Marathon Oil                               441,700         44,855
   Occidental Petroleum                       176,200          8,933
   Patterson-UTI Energy                       346,600          8,453
   Sunoco                                     316,800         23,928
   Tesoro                                     111,500         13,514
                                                          ----------
                                                             403,477
                                                          ----------



    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS
April 30, 2007                                                       (Unaudited)


                                                               Value
LSV VALUE EQUITY FUND                          Shares          (000)
--------------------------------------------------------------------
PETROLEUM REFINING (1.6%)
   Devon Energy                               218,600     $   15,930
   Hess                                       327,900         18,608
   Valero Energy                              264,900         18,604
                                                          ----------
                                                              53,142
                                                          ----------
PHARMACEUTICALS (6.3%)
   King Pharmaceuticals*                      947,600         19,378
   Merck                                    1,173,200         60,349
   Pfizer                                   4,886,300        129,292
                                                          ----------
                                                             209,019
                                                          ----------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES (0.2%)
   Eastman Kodak                              235,000          5,854
                                                          ----------
PRINTING & PUBLISHING (1.9%)
   American Greetings                         310,900          7,912
   Belo                                       316,000          6,089
   Gannett                                    234,500         13,381
   Idearc*                                     67,740          2,354
   Lexmark International*                     299,400         16,317
   Tribune                                    525,200         17,227
                                                          ----------
                                                              63,280
                                                          ----------
RAILROADS (0.9%)
   CSX                                        685,400         29,589
                                                          ----------
RETAIL (1.7%)
   Barnes & Noble                             120,100          4,747
   Dillard's, Cl A                            291,500         10,095
   Home Depot                                 503,200         19,056
   JC Penney                                  165,200         13,066
   Kroger                                     330,300          9,747
                                                          ----------
                                                              56,711
                                                          ----------
RUBBER & PLASTIC (0.0%)
   Tupperware Brands                           13,300            374
                                                          ----------
SECURITIES BROKERAGE/DEALERS (0.8%)
   Merrill Lynch                              284,300         25,652
                                                          ----------
SEMI-CONDUCTORS/INSTRUMENTS (1.7%)
   Intel                                    1,112,700         23,923
   Sanmina-SCI*                             1,588,500          5,480
   Vishay Intertechnology*                    874,800         14,565
   Zoran*                                     579,890         11,517
                                                          ----------
                                                              55,485
                                                          ----------
SPECIALTY CHEMICALS (0.5%)
   Sherwin-Williams                           262,200         16,721
                                                          ----------
STEEL & STEEL WORKS (2.4%)
   Alcoa                                      646,500         22,944
   Nucor                                      319,300         20,263
   Steel Dynamics                             384,800         17,050
   United States Steel                        195,300         19,831
                                                          ----------
                                                              80,088
                                                          ----------


                                             Shares/
                                           Face Amount         Value
                                              (000)            (000)
--------------------------------------------------------------------
TELEPHONES & TELECOMMUNICATIONS (4.3%)
   AT&T                                     1,617,687     $   62,637
   CenturyTel                                 274,400         12,636
   Motorola                                   802,900         13,914
   Verizon Communications                   1,354,800         51,727
                                                          ----------
                                                             140,914
                                                          ----------
TRUCKING (1.0%)
   Arkansas Best                              189,700          7,474
   JB Hunt Transport Services                 586,900         15,882
   Swift Transportation*                      360,725         11,283
                                                          ----------
                                                              34,639
                                                          ----------
TOTAL COMMON STOCK
   (Cost $2,625,621)                                       3,279,631
                                                          ----------

WARRANTS (0.0%)
   Washington Mutual (A)*                      25,900              9
                                                          ----------
TOTAL WARRANTS
   (Cost $0)                                                       9
                                                          ----------

REPURCHASE AGREEMENT (0.7%)
   Morgan Stanley
      5.000%, dated 04/30/07,
      to be repurchased on
      05/01/07, repurchase price
      $21,551,398 (collateralized
      by various U.S. Treasury Bonds,
      par values ranging from
      $1,582,473 and $14,534,831,
      8.500% to 8.750%, 02/15/20-
      08/15/20; with total market
      value $21,979,492)                      $21,548         21,548
                                                          ----------
TOTAL REPURCHASE AGREEMENT
   (Cost $21,548)                                             21,548
                                                          ----------
TOTAL INVESTMENTS (99.9%)
   (Cost $2,647,169)                                      $3,301,188
                                                          ==========

    PERCENTAGES ARE BASED ON NET ASSETS OF $3,303,580.
*   NON-INCOME PRODUCING SECURITY.
(A) THIS WARRANT REPRESENTS A POTENTIAL DISTRIBUTION SETTLEMENT IN A LEGAL CLAIM AND DOES NOT HAVE A STRIKE PRICE OR EXPIRATION DATE.
CL  -- CLASS
OH  -- OHIO


    The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES (000)
April 30, 2007                                                                                          (Unaudited)


                                                                                                     LSV VALUE
                                                                                                    EQUITY FUND
-------------------------------------------------------------------------------------------------------------------
Assets:
   Investments at Value (Cost $2,647,169).....................................................       $3,301,188
   Dividends and Interest Receivable..........................................................            3,326
   Receivable for Capital Shares Sold.........................................................            2,237
   Other......................................................................................               38
-------------------------------------------------------------------------------------------------------------------
     Total Assets.............................................................................        3,306,789
-------------------------------------------------------------------------------------------------------------------
Liabilities:
   Payable for Investment Securities Purchased................................................              388
   Payable for Capital Shares Redeemed........................................................            1,113
   Payable due to Investment Advisor..........................................................            1,464
   Payable due to Administrator...............................................................              138
   Payable due to Trustees....................................................................                3
   Payable due to Chief Compliance Officer....................................................                3
   Other Accrued Expenses.....................................................................              100
-------------------------------------------------------------------------------------------------------------------
     Total Liabilities........................................................................            3,209
-------------------------------------------------------------------------------------------------------------------
   Net Assets.................................................................................       $3,303,580
===================================================================================================================
Net Assets Consist of:
   Paid-in-Capital............................................................................       $2,576,554
   Undistributed Net Investment Income .......................................................           15,560
   Accumulated Net Realized Gain on Investments...............................................           57,447
   Net Unrealized Appreciation on Investments.................................................          654,019
-------------------------------------------------------------------------------------------------------------------
   Net Assets.................................................................................       $3,303,580
===================================================================================================================

Institutional Shares:
   Outstanding Shares of Beneficial Interest (unlimited authorization -- no par value)........      161,986,952(1)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption Price Per Share......................................       $    20.39
===================================================================================================================

(1) Shares have not been rounded.





    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)
For the six months ended April 30, 2007                                                                 (Unaudited)


                                                                                                       LSV VALUE
                                                                                                      EQUITY FUND
-------------------------------------------------------------------------------------------------------------------
Investment Income:
   Dividend Income (less foreign withholding taxes of $10)....................................         $ 35,277
   Interest...................................................................................              518
-------------------------------------------------------------------------------------------------------------------
     Total Investment Income..................................................................           35,795
-------------------------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees...................................................................            8,295
   Administration Fees........................................................................              800
   Trustees' Fees.............................................................................                5
   Chief Compliance Officer Fees..............................................................                5
   Transfer Agent Fees........................................................................               53
   Custodian Fees.............................................................................               53
   Printing Fees..............................................................................               46
   Registration and Filing Fees...............................................................               40
   Professional Fees..........................................................................               28
   Insurance and Other Fees...................................................................               15
-------------------------------------------------------------------------------------------------------------------
   Total Expenses.............................................................................            9,340
Less: Fees Paid Indirectly....................................................................               (2)
-------------------------------------------------------------------------------------------------------------------
Net Expenses..................................................................................            9,338
-------------------------------------------------------------------------------------------------------------------
       Net Investment Income..................................................................           26,457
-------------------------------------------------------------------------------------------------------------------
Net Realized Gain on Investments..............................................................           57,468
Net Change in Unrealized Appreciation on Investments..........................................          246,916
-------------------------------------------------------------------------------------------------------------------
     Net Realized and Unrealized Gain on Investments..........................................          304,384
-------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations..........................................         $330,841
===================================================================================================================






    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)
For the six months ended April 30, 2007 (Unaudited) and for the year ended October 31, 2006


                                                                                       LSV VALUE EQUITY FUND
                                                                                 ----------------------------------
                                                                                    11/01/06        11/01/05
                                                                                   TO 4/30/07      TO 10/30/06
-------------------------------------------------------------------------------------------------------------------
Operations:
   Net Investment Income........................................................   $   26,457      $   37,203
   Net Realized Gain on Investments.............................................       57,468          49,967
   Net Change in Unrealized Appreciation on Investments.........................      246,916         310,020
-------------------------------------------------------------------------------------------------------------------
     Net Increase in Net Assets Resulting From Operations.......................      330,841         397,190
-------------------------------------------------------------------------------------------------------------------
Dividends and Distributions:
   Net Investment Income........................................................      (43,083)        (13,186)
   Net Realized Gain............................................................      (49,976)        (21,164)
-------------------------------------------------------------------------------------------------------------------
     Total Dividends and Distributions..........................................      (93,059)        (34,350)
-------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Issued.......................................................................      346,431       1,623,317(1)
   In Lieu of Dividends and Distributions.......................................       88,047          31,747
   Redemption Fees..............................................................           --             199
   Redeemed.....................................................................     (186,397)       (209,684)
-------------------------------------------------------------------------------------------------------------------
     Net Increase in Net Assets Derived From Capital Share Transactions.........      248,081       1,445,579
-------------------------------------------------------------------------------------------------------------------
       Total Increase in Net Assets.............................................      485,863       1,808,419
-------------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period..........................................................    2,817,717       1,009,298
-------------------------------------------------------------------------------------------------------------------
   End of Period (including undistributed net investment income
     of $15,560 and $32,186, respectively)......................................   $3,303,580      $2,817,717
===================================================================================================================
Shares Transactions:
   Issued.......................................................................       17,832          95,999(1)
   In Lieu of Dividends and Distributions.......................................        4,546           1,932
   Redeemed.....................................................................       (9,638)        (12,092)
-------------------------------------------------------------------------------------------------------------------
   Net Increase in Shares Outstanding from Share Transactions...................       12,740          85,839
===================================================================================================================

(1) Includes subscriptions as a result of an in-kind transfer of securities (see
    Note 9).

Amounts designated as "--" are either $0 or have been rounded to $0.





    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Year

For the Six Months Ended April 30, 2007 (Unaudited) and the Years Ended October 31,



          Net                  Realized and               Dividends
         Asset                  Unrealized                   from     Distributions       Total
         Value       Net      Gains (Losses)    Total        Net          from          Dividends
       Beginning  Investment        on           from     Investment    Realized           and
        of Year     Income     Investments    Operations    Income        Gains       Distributions
       ---------  ----------  --------------  ----------  ----------  -------------   -------------
---------------------
LSV VALUE EQUITY FUND
---------------------
2007*    $18.88    $0.17(1)      $ 1.95        $ 2.12      $(0.28)       $(0.33)         $(0.61)
2006      15.92     0.31(1)        3.10          3.41       (0.16)        (0.29)          (0.45)
2005      14.40     0.23(1)        1.90          2.13       (0.21)        (0.40)          (0.61)
2004      12.58     0.22           1.89          2.11       (0.16)        (0.13)          (0.29)
2003       9.85     0.13           2.73          2.86       (0.12)        (0.01)          (0.13)
2002      10.82     0.15          (0.68)        (0.53)      (0.14)        (0.30)          (0.44)

                                                        Ratio       Ratio
         Net                  Net                    of Expenses    of Net
        Asset                Assets        Ratio     to Average   Investment
        Value                 End       of Expenses  Net Assets     Income       Portfolio
         End     Total      of Year     to Average   (Excluding   to Average     Turnover
       of Year  Return+      (000)      Net Assets    Waivers)    Net Assets       Rate
       -------  -------     -------     -----------  -----------  ----------     ---------
---------------------
LSV VALUE EQUITY FUND
---------------------
2007*   $20.39  11.45%    $3,303,580        0.62%        0.62%       1.75%          8%
2006     18.88  21.86      2,817,717        0.64         0.64        1.77          12
2005     15.92  15.07      1,009,298        0.67         0.67        1.47          12
2004     14.40  17.06        338,185        0.69         0.69        1.86          20
2003     12.58  29.33        214,566        0.72         0.73        1.84          10
2002      9.85  (5.37)        65,815        0.81         0.87        1.52          37


   * For the six-month period ended April 30, 2007. All ratios for the period have been annualized.
   + Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
 (1) Per share calculations were performed using average shares for the period.






    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
April 30, 2007                                                       (Unaudited)

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 38 funds. The financial statements herein are those of the LSV Value Equity Fund (the "Fund"). The Fund seeks long-term growth of capital by investing in undervalued stocks which are out of favor in the market. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

   USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

   SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.

   Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2007, there were no fair valued securities.

   SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-date. Interest income is recognized on an accrual basis.

   REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

   EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative daily net assets.

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

NOTES TO FINANCIAL STATEMENTS
April 30, 2007                                                       (Unaudited)

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services ( the "Administrator"), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and reviewed by the Board.

4. ADMINISTRATION, DISTRIBUTION, TRANSFER AGENCY AND CUSTODIAN AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement (effective April 1, 2006), under which the Administrator provides administrative services at an annual rate of 0.07% of the Fund's first $1 billion of average daily net assets; 0.06% of the Fund's average daily net assets between $1 billion and $1.5 billion; 0.04% of the Fund's average daily net assets between $1.5 billion and $3 billion; and .035% of the Fund's average daily net assets over $3 billion. There is a minimum annual fee of $150,000 for the Fund and $25,000 for each additional class.

Prior to April 1, 2006, the Fund and the Administrator were parties to an Administration Agreement under which the Administrator provided administration services at an annual rate of 0.10% of the Fund's first $100 million of average daily net assets; 0.08% of the Fund's next $100 million of average daily net assets; and 0.07% of the Fund's average daily net assets over $200 million. There was a minimum annual fee of $75,000 for the Fund and $15,000 for each additional class.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement. DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

During the six months ended April 30, 2007, the Fund earned cash management credits which were used to offset transfer agent expenses. This amount is labeled as "Fees Paid Indirectly" on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

5. INVESTMENT ADVISORY AGREEMENT:

The Trust and LSV Asset Management (the "Adviser") are parties to an Investment Advisory Agreement dated March 15, 1999, under which the Adviser receives an annual fee equal to 0.55% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive its fee in order to limit the Fund's total operating expenses to a maximum of 0.75% of the Fund's average daily net assets. The Adviser reserves the right to terminate this arrangement at any time at its discretion.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six month period ended April 30, 2007, were as follows (000):

PURCHASES
   U.S. Government.....................        $     --
   Other...............................         400,548
SALES
   U.S. Government.....................        $     --
   Other...............................         226,179

7. FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or to paid-in-capital as appropriate, in the period that the differences arise.

There were no permanent differences for the year ended October 31, 2006.

NOTES TO FINANCIAL STATEMENTS
April 30, 2007                                                       (Unaudited)


The tax character of dividends and distributions paid during the years ended October 31, 2006 and 2005 was as follows (000):

                         ORDINARY      LONG-TERM
                          INCOME      CAPITAL GAIN        TOTAL
                         --------     ------------       --------
      2006                $15,023       $19,327          $34,350
      2005                  5,987         9,833           15,820

As of October 31, 2006, the components of Distributable Earnings on a tax basis were as follows (000):

Undistributed Ordinary Income             $ 43,761
Undistributed Long-Term Capital Gain        38,380
Unrealized Appreciation                    407,103
                                          --------
Total Distributable Earnings              $489,244
                                          ========

The total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2007, were as follows (000):

                                                      NET
      FEDERAL      APPRECIATED     DEPRECIATED     UNREALIZED
     TAX COST      SECURITIES      SECURITIES     APPRECIATION
    -----------    ------------    ------------   ------------
    $2,647,169      $690,402        $(36,383)       $654,019

8. OTHER:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

9. IN-KIND TRANSFER OF SECURITIES:

During the year ended October 31, 2006, the Fund issued shares of beneficial interest in exchange for securities. The securities were transferred at their current value on the date of transaction.

 TRANSACTION DATE       SHARES ISSUED         VALUE
 ----------------       -------------     --------------
     03/27/06             5,442,391        $94,098,948
     03/28/06             1,414,816         24,278,236

10. NEW ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Fund will not be required to adopt FIN 48 until April 30, 2008. As of April 30, 2007, the Fund has not completed its evaluation of the impact, if any, that will result from the adoption of FIN 48.

In September 2006, FASB issued Statement on Financial Accounting Standards
(SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

DISCLOSURE OF FUND EXPENSES (UNAUDITED)



All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown do not apply to your specific investment.


                             Beginning       Ending                    Expenses
                              Account       Account     Annualized       Paid
                               Value         Value       Expense        During
                             11/01/06       04/30/07      Ratios       Period*
-------------------------------------------------------------------------------
LSV VALUE EQUITY FUND
-------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Shares          $1,000.00     $1,114.50      0.62%         $3.25

HYPOTHETICAL 5% RETURN
Institutional Shares          $1,000.00     $1,021.72      0.62%         $3.11
-------------------------------------------------------------------------------

*Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

      BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT FOR THE LSV CONSERVATIVE CORE EQUITY FUND AND THE LSV CONSERVATIVE VALUE EQUITY FUND AND RE-APPROVING THE ADVISORY AGREEMENT FOR THE LSV VALUE EQUITY FUND (UNAUDITED)


Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust") must consider and approve an Advisory Agreement for an initial two year term and must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of each Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approvals. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Fund may submit to the Board, to help them decide whether to approve the Advisory Agreement for the LSV Conservative Core Equity Fund and the LSV Conservative Value Equity Fund for an initial two year term and whether to renew the existing Advisory Agreement for the LSV Value Equity Fund for an additional year.

Prior to this year's meeting held on February 20-21, 2007, the Board, including the Independent Trustees advised by their independent legal counsel, received and reviewed written materials from the Adviser regarding, among other things:
(i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Funds; (iv) the extent to which economies of scale would be realized as the Funds grow; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.

At the meeting, a representative from the Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Among other things, the representative from the Adviser presented an overview of the Adviser and its ownership structure. The Adviser representative then reviewed the composition of the Funds' investment team, noting the planned retirement of a portfolio manager of the LSV Value Equity Fund and certain additions to the Adviser's research staff. The representative then reviewed the Funds' investment strategies and brokerage allocation and trade execution practices. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the approval of the Advisory Agreement and renewal of the existing Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser, the approval of the Advisory Agreement for the LSV Conservative Core Equity Fund and the LSV Conservative Value Equity Fund and the re-approval of the Advisory Agreement for the LSV Value Equity Fund, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE ADVISER

In considering the quality, nature and extent of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Funds, including the quality and continuity of the Adviser's portfolio management personnel. The most recent investment adviser registration form ("Form ADV") for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Funds.

The Trustees also considered other services to be provided to the Funds by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds' investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.

INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER

The Board was provided with information regarding the LSV Value Equity Fund's performance since its inception. The Board also compared the Fund's performance to its benchmark index and other similar mutual funds over various periods of time. The Adviser provided information regarding and led a discussion of factors impacting the performance of the Fund over the past year, focusing on its investment approach and general economic factors. Based on this information, the Board concluded that the Fund's performance was consistently favorable and was satisfied with the investment results that the Adviser had been able to achieve for the Fund. Because the LSV Conservative Core Equity Fund and the LSV Conservative Value Equity Fund are new, there was no performance information for the Board to consider with respect to these Funds.

      BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT FOR THE LSV CONSERVATIVE CORE EQUITY FUND AND THE LSV CONSERVATIVE VALUE EQUITY FUND AND RE-APPROVING THE ADVISORY AGREEMENT FOR THE LSV VALUE EQUITY FUND (UNAUDITED)


COSTS OF ADVISORY SERVICES, PROFITABILITY AND ECONOMIES OF SCALE

In concluding that the advisory fees payable by the LSV Value Equity Fund were reasonable, the Trustees reviewed a report of the advisory fees paid by the Fund to the Adviser as well as the costs and other expenses incurred by the Adviser in providing advisory services and the resulting profits realized by the Adviser from its relationship with the Fund, and concluded that such profit was not excessive. The Trustees also reviewed reports, based on available data, comparing the expense ratio and advisory fee paid by the Funds to those paid by other comparable mutual funds and concluded that the advisory fee and expense ratio paid by the Funds were sufficiently comparable to the average advisory fee paid by similarly managed mutual funds. In addition, the Board considered whether economies of scale were realized during the current contract period for the LSV Value Equity Fund, but did not conclude that such economies of scale had been achieved. Because it was not possible to determine the profitability that the Adviser might achieve with respect to the LSV Conservative Core Equity Fund and the LSV Conservative Value Equity Fund, the Trustees did not make any conclusions regarding the Adviser's profitability for these Funds. For the same reason, the Board did not make any conclusions regarding the extent to which economies of scale would be realized by the Adviser as the assets of these Funds grow. In this regard, during future considerations of the Advisory Agreement, the Board will consider whether any economies of scale are being realized by the Adviser and, if so, an appropriate mechanism for sharing the benefits of such economies of scale.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Fund; (c) agreed to approve the Advisory Agreement for the LSV Conservative Core Equity Fund and the LSV Conservative Value Equity Fund for an initial term of two years; and (d) agreed to renew the Agreement for the LSV Value Equity Fund for another year.

                                      NOTES

                                      NOTES

================================================================================

     TRUST:
     The Advisors' Inner Circle Fund

     FUND:
     LSV Value Equity Fund

     ADVISER:
     LSV Asset Management

     DISTRIBUTOR:
     SEI Investments Distribution Co.

     ADMINISTRATOR:
     SEI Investments Global Funds Services

     LEGAL COUNSEL:
     Morgan, Lewis & Bockius LLP

     INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
     Ernst & Young LLP






     The Fund files its complete schedule of Portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on form N-Q within sixty days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

     A description of the policies and procedures that The Advisors' Inner Circle Fund uses to determine how to vote proxies (if any) relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge (i) upon request, by calling 888-FUND-LSV and (ii) on the Commission's website at http://www.sec.gov.




     LSV-SA-003-0900

================================================================================

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                     The Advisors' Inner Circle Fund


By (Signature and Title)*                        /s/ James F. Volk
                                                 -------------------------------
                                                 James F. Volk, President

Date:  June 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                        /s/ James F. Volk
                                                 -------------------------------
                                                 James F. Volk, President

Date:  June 27, 2007


By (Signature and Title)*                        /s/ Michael Lawson
                                                 -------------------------------
                                                 Michael Lawson
                                                 Controller & CFO


Date:  June 27, 2007

* Print the name and title of each signing officer under his or her signature.